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							   File Number:333-89354
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                              January 28, 2013

                           Pioneer Absolute Credit Return Fund

 Supplement to the August 1, 2012 Summary Prospectus, as in effect and as may
		 		be amended from time to time

Fund summary

The following replaces the information in the "Management" chart in the section entitled "Fund summary":


PORTFOLIO MANAGEMENT   Andrew Feltus, Senior Vice President of Pioneer
                       (portfolio manager of the fund since 2011), Michael Temple, Senior Vice President and
                       Director of Fixed Income Credit Research at
                       Pioneer (portfolio manager of the fund since
                       2011), Thomas Swaney, Senior Vice President and Director of Alternative Fixed Income at
                       Pioneer (portfolio manager of the fund since
                       2013), Chin Liu, Quantitative Research Analyst at Pioneer (portfolio manager of the fund since
                       2011).






                                                                  26354-00-0113
                                       (C) 2013 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC